EARNINGS (LOSS) PER SHARE	12 Months Ended
Dec. 31, 2023
Earnings per share [abstract]
EARNINGS (LOSS) PER SHARE	EARNINGS (LOSS) PER SHARE

	For the year ended at December 31,
	2023		2022		2021
Basic earnings (loss) per share
Income (Loss) attributable to owners of the parent (ThUS$)	581,831		1,339,210		(4,647,491)
Weighted average number of shares, basic	604,437,869,545	(*)	96,614,464,231	(*)	606,407,693
Basic earnings (loss) per share (US$)	0.000963		0.013861		(7.663971)

	For the year ended at December 31,
	2023		2022		2021
Diluted earnings (loss) per share
Income (Loss) attributable to owners of the parent (ThUS$)	581,831		1,339,210	(***)	(4,647,491)
Weighted average number of shares, diluted	604,441,789,335	(**)	98,530,451,071	(**)	606,407,693
Diluted earnings (loss) per share (US$)	0.000963		0.013592		(7.663971)
(*)As of December 31, 2023, the weighted average number of shares considers 604,437,584,048 shares outstanding from January 1, 2023 to December 31, 2023. From January 10, 2023 to December 31, 2023, the number of shares outstanding increased due to the partial conversion of the Convertible Note H (See movement of shares in Note 24).As of December 31, 2022, the weighted average number of shares considers 606,407,693 shares outstanding from January 1, 2022 until November 2, 2022. From November 3, 2022 until December 31, 2022 the number of shares outstanding increases due to the equity rights offering and then increases daily as the holders of the convertible notes convert them into shares (See movement of shares in Note 24).

(**)As of December 31, 2023, the number of weighted diluted shares considers 604,437,584,048 shares from January 1, 2023 to December 31, 2023. From January 10, 2023 to December 31, 2023, the number of shares outstanding increased due to the partial conversion of the Convertibles Notes (See movement of shares in Note 24) and 3,911,748 shares outstanding from January 1, 2023 until December 31, 2023, assuming the full conversion of the Convertibles Notes that were issued on the date of exit from Chapter 11 (See movement of shares in Note 24). As of December 31, 2022, the weighted average number of fully diluted shares considers 606,407,693 shares outstanding from January 1, 2022 until November 2, 2022, and 605,801,285,307 shares outstanding from November 3, 2022 until December 31, 2022 which includes the equity rights offering and assumes the conversion of all Convertibles Notes that were issued upon emergence from Chapter 11 (See movement of shares in Note 24).

(***) Income (Loss) attributable to owners of equity instruments of the parent company is unchanged when calculating diluted EPS because only Convertible Note H accrued interest. However, this Note was converted into shares immediately after issuance and therefore did not accrue interest during the year.